                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4260
                                   ------------


                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    8/31
                         --------------

                             PORTFOLIO HOLDINGS
                                     FOR
                         RIVERSOURCE SHORT DURATION
                            U.S. GOVERNMENT FUND
                              AT AUG. 31, 2006

INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (107.8%)

ISSUER                  COUPON            PRINCIPAL                    VALUE(a)
                         RATE              AMOUNT

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (44.6%)
Federal Farm Credit Bank
   10-10-08             4.25%             $6,015,000                 $5,921,190
Federal Home Loan Bank
   10-19-07             4.13              35,000,000                 34,579,930
   01-18-08             4.63              13,400,000                 13,309,818
   02-08-08             4.63              13,510,000                 13,418,024
   02-13-08             5.25              17,600,000                 17,631,874
   11-21-08             4.63               6,500,000                  6,442,625
Federal Home Loan Mtge Corp
   09-15-06             3.63              34,500,000                 34,473,957
   01-30-07             3.00              10,950,000                 10,844,311
   08-17-07             4.00              16,890,000                 16,689,752
   06-15-08             3.88               4,010,000                  3,927,314
   10-15-08             5.13              24,390,000                 24,423,707
Federal Natl Mtge Assn
   03-02-07             3.00              16,000,000                 15,814,336
   12-15-07             3.13              21,000,000                 20,465,277
   10-15-08             4.50              10,615,000                 10,495,178
U.S. Treasury
   06-30-07             3.63              21,119,000(b)              20,874,822
   09-30-07             4.00              15,520,000(b)              15,360,563
   11-30-07             4.25              39,901,000                 39,573,692
   02-15-08             3.38              63,015,000(b,m)            61,700,569
   07-31-11             4.88               8,000,000(b)               8,059,376
   08-15-16             4.88               7,625,000(b)               7,711,376
   11-15-18             9.00               4,090,000                  5,633,018
U.S. Treasury Inflation-Indexed Bond
   01-15-07             3.38              51,222,800(n)              51,203,972
                                                                 ---------------
Total                                                               438,554,681
--------------------------------------------------------------------------------

ASSET-BACKED (0.3%)
Capital Auto Receivables Asset Trust
  Series 2006-SN1A Cl A4B
   03-20-10             5.44               3,250,000(d,l)             3,250,000
--------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                  COUPON            PRINCIPAL                    VALUE(a)
                         RATE              AMOUNT

COMMERCIAL MORTGAGE-BACKED (2.4%)(f)
Federal Home Loan Mtge Corp
  Multifamily Structured Pass Through Ctfs
  Series K001 Cl A2
   04-25-16             5.65%             $8,225,000                 $8,312,408
Federal Natl Mtge Assn #360800
   01-01-09             5.74               3,122,519                  3,138,602
Federal Natl Mtge Assn #381990
   10-01-09             7.11               4,198,359                  4,407,404
Federal Natl Mtge Assn #745629
   01-01-18             5.08               8,313,167                  8,134,850
                                                                 ---------------
Total                                                                23,993,264
--------------------------------------------------------------------------------

MORTGAGE-BACKED (60.4%)(f),(g)
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-6CB Cl 1A1
   04-25-35             7.50               2,066,804                  2,143,152
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
   03-25-36             6.00               7,213,424                  7,191,466
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
   06-25-35             7.00               6,210,373(d)               6,398,271
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-OA5 Cl 2A2
   04-25-46             5.62               3,506,099(k)               3,511,357
Federal Home Loan Mtge Corp
   09-01-36             6.00               5,500,000(e)               5,506,875
   09-01-36             6.50              25,000,000(e)              25,390,625
Federal Home Loan Mtge Corp #1G1067
   07-01-36             5.70               7,325,000(d)               7,326,099
Federal Home Loan Mtge Corp #A18107
   01-01-34             5.50               3,676,342                  3,618,673

BONDS (CONTINUED)

ISSUER                  COUPON            PRINCIPAL                    VALUE(a)
                         RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #B16408
   09-01-19             5.50%             $1,509,454                 $1,504,864
Federal Home Loan Mtge Corp #B16409
   09-01-19             5.50               2,141,938                  2,135,425
Federal Home Loan Mtge Corp #C00351
   07-01-24             8.00                 344,628                    363,832
Federal Home Loan Mtge Corp #C00385
   01-01-25             9.00                 553,586                    599,642
Federal Home Loan Mtge Corp #C80329
   08-01-25             8.00                 105,817                    111,691
Federal Home Loan Mtge Corp #D54959
   07-01-24             8.00                  45,125                     47,640
Federal Home Loan Mtge Corp #E00398
   10-01-10             7.00                 602,839                    612,523
Federal Home Loan Mtge Corp #E81240
   06-01-15             7.50               5,374,516                  5,584,983
Federal Home Loan Mtge Corp #E90650
   07-01-12             5.50                 327,236                    326,328
Federal Home Loan Mtge Corp #E92454
   11-01-17             5.00               4,001,644                  3,929,672
Federal Home Loan Mtge Corp #E93465
   11-01-17             5.50               6,852,088                  6,840,511
Federal Home Loan Mtge Corp #G00363
   06-01-25             8.00                 423,510                    447,023
Federal Home Loan Mtge Corp #G00501
   05-01-26             9.00                 819,722                    887,621
Federal Home Loan Mtge Corp #G10669
   03-01-12             7.50               2,674,891                  2,772,393
Federal Home Loan Mtge Corp #G11243
   04-01-17             6.50              18,362,313                 18,740,780
Federal Home Loan Mtge Corp #G12100
   11-01-13             5.00               4,824,699                  4,745,091
Federal Home Loan Mtge Corp #M30074
   09-01-09             6.50                 163,119                    165,326

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
    AT AUG. 31, 2006




BONDS (CONTINUED)

ISSUER                  COUPON            PRINCIPAL                    VALUE(a)
                         RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 11 Cl B
   01-01-20            19.17%                 $8,389(i)                  $1,833
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2564 Cl IX
   12-15-12            12.70               5,463,708(i)                 186,426
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2590 Cl BI
   02-15-14            17.16               6,045,515(i)                 301,082
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only
  Series 2783 Cl MI
   03-15-25            14.63               7,915,014(i)                 523,392
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
  Series 2471 Cl SI
   03-15-32            10.66               1,927,497(h,i)               168,964
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
  Series 2882 Cl XS
   11-15-19             7.62               8,546,394(h,i)               629,674
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
  Series 2617 Cl HD
   06-15-16             7.00               9,498,594                  9,841,967
Federal Natl Mtge Assn
   09-01-36             5.00               5,280,000(e)               5,057,247
   09-01-36             5.50              29,000,000(e)              28,456,251
   09-01-36             6.50              26,600,000(e)              26,999,001
Federal Natl Mtge Assn #124528
   10-01-07             7.50                 133,360                    133,780
Federal Natl Mtge Assn #125032
   11-01-21             8.00                 179,588                    189,709
Federal Natl Mtge Assn #190129
   11-01-23             6.00               1,281,299                  1,288,627
Federal Natl Mtge Assn #190353
   08-01-34             5.00               7,863,009                  7,551,860
Federal Natl Mtge Assn #190764
   09-01-07             8.50                   8,120                      8,114
Federal Natl Mtge Assn #190785
   05-01-09             7.50                 596,640                    598,519
Federal Natl Mtge Assn #190988
   06-01-24             9.00                 377,491                    402,002
Federal Natl Mtge Assn #254384
   06-01-17             7.00                 525,534                    539,668
Federal Natl Mtge Assn #254454
   08-01-17             7.00                 903,897                    928,208
Federal Natl Mtge Assn #254723
   05-01-23             5.50              11,440,305                 11,345,562
Federal Natl Mtge Assn #254748
   04-01-13             5.50               9,181,189                  9,152,856

BONDS (CONTINUED)

ISSUER                  COUPON            PRINCIPAL                    VALUE(a)
                         RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #254757
   05-01-13             5.00%            $12,216,584                $12,042,837
Federal Natl Mtge Assn #254774
   05-01-13             5.50               2,910,520                  2,918,524
Federal Natl Mtge Assn #255501
   09-01-14             6.00               1,216,296                  1,235,972
Federal Natl Mtge Assn #303885
   05-01-26             7.50                 606,882                    630,349
Federal Natl Mtge Assn #313007
   07-01-11             7.50                 418,295                    426,747
Federal Natl Mtge Assn #313428
   12-01-08             7.50                 222,621                    223,322
Federal Natl Mtge Assn #336512
   02-01-26             6.00                  66,582                     66,993
Federal Natl Mtge Assn #357485
   02-01-34             5.50              16,332,651                 16,080,169
Federal Natl Mtge Assn #407327
   01-01-14             5.50                 610,604                    611,073
Federal Natl Mtge Assn #456374
   12-01-13             5.50               1,182,652                  1,183,559
Federal Natl Mtge Assn #508402
   08-01-14             6.50                 323,862                    329,078
Federal Natl Mtge Assn #545818
   07-01-17             6.00              19,669,667                 19,924,668
Federal Natl Mtge Assn #545864
   08-01-17             5.50              15,218,611                 15,215,381
Federal Natl Mtge Assn #545910
   08-01-17             6.00               2,954,668                  2,993,062
Federal Natl Mtge Assn #555063
   11-01-17             5.50              11,076,419                 11,069,107
Federal Natl Mtge Assn #555367
   03-01-33             6.00              12,717,992                 12,771,972
Federal Natl Mtge Assn #579485
   04-01-31             6.50               2,864,693                  2,934,709
Federal Natl Mtge Assn #593829
   12-01-28             7.00               1,922,250                  1,983,203
Federal Natl Mtge Assn #601416
   11-01-31             6.50               1,169,550                  1,197,533
Federal Natl Mtge Assn #630993
   09-01-31             7.50               2,658,147                  2,759,906
Federal Natl Mtge Assn #648040
   06-01-32             6.50               2,871,802                  2,924,491
Federal Natl Mtge Assn #648349
   06-01-17             6.00               9,736,751                  9,863,279
Federal Natl Mtge Assn #651284
   07-01-17             6.00               2,112,327                  2,139,650
Federal Natl Mtge Assn #662866
   11-01-17             6.00               1,333,579                  1,356,016
Federal Natl Mtge Assn #665752
   09-01-32             6.50               1,548,982                  1,577,400
Federal Natl Mtge Assn #670782
   11-01-12             5.00                 620,977                    612,231
Federal Natl Mtge Assn #670830
   12-01-12             5.00                 738,718                    731,561
Federal Natl Mtge Assn #671415
   01-01-10             5.00                 543,303                    536,055
Federal Natl Mtge Assn #678938
   02-01-18             5.50               3,235,325                  3,232,653
Federal Natl Mtge Assn #678940
   02-01-18             5.50               2,956,821                  2,954,358

BONDS (CONTINUED)

ISSUER                  COUPON            PRINCIPAL                    VALUE(a)
                         RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #678944
   01-01-18             5.50%             $1,388,117                 $1,387,285
Federal Natl Mtge Assn #686227
   02-01-18             5.50               4,102,293                  4,098,232
Federal Natl Mtge Assn #695838
   04-01-18             5.50               5,228,230                  5,222,696
Federal Natl Mtge Assn #696837
   04-01-18             5.50               4,325,252                  4,320,930
Federal Natl Mtge Assn #703440
   05-01-18             5.50               1,011,049                  1,009,852
Federal Natl Mtge Assn #704610
   06-01-33             5.50              13,493,320                 13,284,730
Federal Natl Mtge Assn #709527
   06-01-18             5.50                 602,649                    602,046
Federal Natl Mtge Assn #712602
   06-01-13             5.00               1,677,092                  1,653,234
Federal Natl Mtge Assn #722325
   07-01-33             4.97               6,071,402(k)               5,885,947
Federal Natl Mtge Assn #722589
   08-01-33             7.03                 653,988(k)                 661,790
Federal Natl Mtge Assn #725232
   03-01-34             5.00              11,787,482                 11,336,383
Federal Natl Mtge Assn #725425
   04-01-34             5.50              11,537,295                 11,360,339
Federal Natl Mtge Assn #725431
   08-01-15             5.50              12,458,556                 12,468,111
Federal Natl Mtge Assn #725737
   08-01-34             4.53               4,486,135(k)               4,446,792
Federal Natl Mtge Assn #725773
   09-01-34             5.50               9,796,083                  9,634,878
Federal Natl Mtge Assn #730632
   08-01-33             4.12               2,403,536(k)               2,341,165
Federal Natl Mtge Assn #739243
   09-01-33             6.00               3,607,828                  3,630,217
Federal Natl Mtge Assn #739331
   09-01-33             6.00               1,936,000                  1,942,923
Federal Natl Mtge Assn #743524
   11-01-33             5.00               3,689,524                  3,548,328
Federal Natl Mtge Assn #753508
   11-01-33             5.00               3,962,250                  3,810,617
Federal Natl Mtge Assn #791447
   10-01-34             6.00               5,794,698                  5,810,073
Federal Natl Mtge Assn #797046
   07-01-34             5.50               3,777,989                  3,715,818
Federal Natl Mtge Assn #799769
   11-01-34             5.04               5,059,534(k)               4,984,856
Federal Natl Mtge Assn #801344
   10-01-34             5.08               5,680,281(k)               5,603,938
Federal Natl Mtge Assn #815463
   02-01-35             5.50               2,938,312                  2,889,958
Federal Natl Mtge Assn #832641
   09-01-35             6.00               8,192,964                  8,203,935
Federal Natl Mtge Assn #845070
   12-01-35             5.10               2,832,929(k)               2,812,935
Federal Natl Mtge Assn #849082
   01-01-36             5.85               3,468,507(k)               3,496,673
Federal Natl Mtge Assn #849170
   01-01-36             5.98               4,771,208(k)               4,829,858
Federal Natl Mtge Assn #878661
   02-01-36             5.50               9,804,556                  9,586,405

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
    AT AUG. 31, 2006




BONDS (CONTINUED)

ISSUER                  COUPON            PRINCIPAL                     VALUE(a)
                         RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #883267
   07-01-36             6.50%             $4,975,570                 $5,051,551
Federal Natl Mtge Assn #886461
   08-01-36             6.20               3,085,631(k)               3,117,444
Federal Natl Mtge Assn #887096
   07-01-36             5.83               5,797,618(k)               5,815,431
Federal Natl Mtge Assn #887403
   07-01-36             7.00               3,461,601                  3,554,019
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 163 Cl 2
   07-25-22            20.00                 790,393(i)                 132,006
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-24 Cl PI
   12-25-12            13.29               4,110,485(i)                 127,411
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-26 Cl MI
   03-25-23             8.45               2,191,164(i)                 423,457
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-71 Cl IM
   12-25-31            10.63               2,670,646(i)                 496,897
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-81 Cl LI
   11-25-13            10.08               8,782,261(i)                 477,076
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 36 Cl 2
   08-01-18            10.73                   5,992(i)                   1,463
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 367 Cl 2
   01-25-36             8.73               3,370,524(i)                 851,664
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 70 Cl 2
   01-15-20            20.00                 266,006(i)                  52,610
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only/Inverse Floater
  Series 2002-18 Cl SE
   02-25-32            13.04               3,935,341(h,i)               347,152
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Principal Only
  Series G-15 Cl A
   06-25-21             4.50                  38,539(j)                  33,295

BONDS (CONTINUED)

ISSUER                  COUPON            PRINCIPAL                    VALUE(a)
                         RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-133 Cl GB
   12-25-26             8.00%             $2,679,518                 $2,846,423
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-94 Cl QB
   07-25-23             5.50              13,954,298                 13,905,684
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2003-W11 Cl A1
   06-25-33             7.83                 413,460(k)                 415,873
Federal Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2004-60 Cl PA
   04-25-34             5.50               4,164,219                  4,166,782
Govt Natl Mtge Assn #615740
   08-15-13             6.00               1,243,283                  1,255,848
Govt Natl Mtge Assn #781507
   09-15-14             6.00               5,920,024                  5,979,014
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Interest Only
  Series 2003-62 Cl IC
   03-20-29             7.17               4,079,912(i)                 295,368
Govt Natl Mtge Assn
  Collateralized Mtge Obligation
  Series 2006-32 Cl A
   01-16-30             5.08               9,757,212                  9,699,279
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2004-4 Cl 3A
   06-19-34             2.97               5,267,001(k)               5,188,155
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QO6 Cl A2
   06-25-46             5.55               7,871,635(l)               7,873,979
TBW Mtge Backed Pass Through Ctfs
  Collateralized Mtge Obligation
  Series 2006-2 Cl 6A1
   07-25-36             7.00               4,088,121                  4,196,801
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
   10-25-35             5.00               6,760,200                  6,377,234
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
   05-25-35             5.50               5,278,845                  5,146,873
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2006-AR6 Cl 5A1
   03-25-36             5.11               4,191,359(e,k)             4,134,538
                                                                 ---------------
Total                                                               594,276,734
--------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,068,849,725)                                           $1,060,074,679
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES (9.7%)(c)

ISSUER                EFFECTIVE             AMOUNT                     VALUE(a)
                        YIELD             PAYABLE AT
                                           MATURITY

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
   09-01-06             4.98%            $40,100,000                $40,094,453
   09-13-06             5.13              35,000,000                 34,935,252
Federal Natl Mtge Assn Disc Nts
   09-01-06             5.13              20,000,000                 19,997,153
--------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $95,040,233)                                                 $95,026,858
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,163,889,958)(o)                                        $1,155,101,537
================================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
    AT AUG. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b)   At Aug. 31, 2006, security was partially or fully on loan.

(c) Cash collateral received from security lending activity is invested in short-term securities and represents 8.3% of net assets. 1.4% of net assets is the Fund's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $9,648,271 or 1.0% of net assets.

(e) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $95,310,641.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at Aug. 31, 2006:

      SECURITY                    PRINCIPAL     SETTLEMENT     PROCEEDS           VALUE
                                   AMOUNT          DATE       RECEIVABLE
      -------------------------------------------------------------------------------------
      Federal Natl Mtge Assn
        09-01-21 5.50%           $18,500,000     09-18-06     $18,288,984      $18,430,625

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 0.1% of net assets.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2006.

(j) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2006.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(m) Partially pledged as initial deposit on the following open interest rate futures contracts:

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      -------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 2-year                       $123,800,000
      U.S. Treasury Note, Dec. 2006, 5-year                         16,500,000

      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                            10,900,000
      U.S. Treasury Note, Dec. 2006, 10-year                        37,600,000

(n) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(o) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $1,163,890,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $  3,154,000

      Unrealized depreciation                                      (11,942,000)
      -------------------------------------------------------------------------
      Net unrealized depreciation                                 $ (8,788,000)
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO HOLDINGS
    AT AUG. 31, 2006

                                                             S-6042-80 F (10/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                        RIVERSOURCE U.S. GOVERNMENT
                                MORTGAGE FUND
                              AT AUG. 31, 2006

INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (108.2%)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (1.0%)
U.S. Treasury Inflation-Indexed Bond
     01-15-07                     3.38%          $2,394,666(j)      $2,393,786
-------------------------------------------------------------------------------

ASSET-BACKED (0.7%)
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
     03-20-10                     5.44              775,000(d,i)       775,000
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36                     5.46              830,000(i)         829,871
                                                                  -------------
Total                                                                1,604,871
-------------------------------------------------------------------------------

MORTGAGE-BACKED (106.6%)(f)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36                     5.72              822,390(c)         823,326
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
     09-25-46                     5.55            1,589,987(c)       1,589,987
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
     01-25-34                     6.00              651,599            646,301
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19                     4.75              347,103            334,196
ChaseFlex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
     06-25-35                     6.50              703,432            711,345
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
     11-25-35                     5.50              589,793            588,644

BONDS (CONTINUED)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35                     7.50%            $510,137           $528,981
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36                     6.00            1,873,617          1,867,913
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-HYB1 Cl 6A1
     03-25-35                     5.16            1,268,263(c)       1,251,481
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35                     7.00              650,245(d)         669,919
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
     03-20-36                     5.40              588,732(c)         587,866
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
     01-25-36                     7.00              927,923            946,750
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45                     6.38            6,099,917(c,g)        80,061
Federal Home Loan Mtge Corp
     09-01-36                     5.50            5,000,000(b)       4,909,374
     09-01-36                     6.00            7,400,000(b)       7,409,249
     09-01-36                     6.50            2,500,000(b)       2,539,063
Federal Home Loan Mtge Corp #555140
     03-01-10                     8.00              166,711            168,998
Federal Home Loan Mtge Corp #555300
     10-01-17                     8.00              329,484            339,822

BONDS (CONTINUED)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #A10892
     07-01-33                     6.00%            $682,252           $686,614
Federal Home Loan Mtge Corp #A15111
     10-01-33                     6.00            1,047,552          1,051,865
Federal Home Loan Mtge Corp #A21059
     04-01-34                     6.50              604,089            614,214
Federal Home Loan Mtge Corp #A25174
     08-01-34                     6.50              615,637            625,956
Federal Home Loan Mtge Corp #C53098
     06-01-31                     8.00              362,743            381,809
Federal Home Loan Mtge Corp #C53878
     12-01-30                     5.50            1,139,302          1,125,101
Federal Home Loan Mtge Corp #C68876
     07-01-32                     7.00              134,329            138,261
Federal Home Loan Mtge Corp #C69665
     08-01-32                     6.50            2,938,752          2,994,420
Federal Home Loan Mtge Corp #C79930
     06-01-33                     5.50            1,701,900          1,676,905
Federal Home Loan Mtge Corp #D95232
     03-01-22                     6.50              419,820            429,482
Federal Home Loan Mtge Corp #D95371
     04-01-22                     6.50              411,952            422,206
Federal Home Loan Mtge Corp #E00285
     01-01-09                     7.00              112,239            113,284
Federal Home Loan Mtge Corp #E81240
     06-01-15                     7.50            1,064,183          1,105,857
Federal Home Loan Mtge Corp #E88036
     02-01-17                     6.50            1,507,249          1,538,351
Federal Home Loan Mtge Corp #E88468
     12-01-16                     6.50              326,798            334,416
Federal Home Loan Mtge Corp #E89232
     04-01-17                     7.00              752,553            774,330
Federal Home Loan Mtge Corp #E92454
     11-01-17                     5.00            2,028,631          1,992,144
Federal Home Loan Mtge Corp #E93685
     01-01-18                     5.50            1,412,096          1,409,710

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

BONDS (CONTINUED)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E99684
     10-01-18                     5.00%            $461,508           $452,993
Federal Home Loan Mtge Corp #G01169
     01-01-30                     5.50            1,828,499          1,805,652
Federal Home Loan Mtge Corp #G01535
     04-01-33                     6.00            2,321,424          2,339,056
Federal Home Loan Mtge Corp #G12101
     11-01-18                     5.00              967,870            949,897
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
     02-15-14                    17.16              752,224(g)          37,463
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2639 Cl UI
     03-15-22                     8.43            1,446,119(g)         231,097
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
     10-15-22                    14.56             890,583(g)           40,493
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2795 Cl IY
     07-15-17                     7.50              643,299(g)          72,565
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2824 Cl EI
     09-15-20                    10.01            3,951,560(b,g)       459,761
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only/Inverse Floater
   Series 2471 Cl SI
     03-15-32                    10.66              370,654(e,g)        32,491
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only/Inverse Floater
   Series 2882 Cl XS
     11-15-19                     7.62            1,281,959(e,g)        94,451
Federal Natl Mtge Assn
     09-01-21                     5.50              400,000(b)         398,500
     09-01-21                     6.00            2,900,000(b)       2,931,720
     09-01-36                     5.00            1,000,000(b)         957,812
     09-01-36                     5.50            9,575,000(b)       9,395,468
     09-01-36                     6.50            6,900,000(b)       7,003,499
Federal Natl Mtge Assn #13481
     05-01-08                     7.75               78,931             79,809
Federal Natl Mtge Assn #190353
     08-01-34                     5.00            1,847,807          1,774,687
Federal Natl Mtge Assn #252409
     03-01-29                     6.50            1,776,783          1,821,078
Federal Natl Mtge Assn #254793
     07-01-33                     5.00            2,660,010          2,558,213
Federal Natl Mtge Assn #254916
     09-01-23                     5.50            2,280,792          2,261,903

BONDS (CONTINUED)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #313470
     08-01-10                     7.50%            $316,959           $321,790
Federal Natl Mtge Assn #323362
     11-01-28                     6.00            3,342,836          3,364,239
Federal Natl Mtge Assn #323715
     05-01-29                     6.00              594,839            598,648
Federal Natl Mtge Assn #344909
     04-01-25                     8.00              903,073            956,211
Federal Natl Mtge Assn #357514
     03-01-34                     5.50            2,770,685          2,727,854
Federal Natl Mtge Assn #426860
     10-01-09                     8.50               27,227             27,222
Federal Natl Mtge Assn #483691
     12-01-28                     7.00            1,313,414          1,368,156
Federal Natl Mtge Assn #487757
     09-01-28                     7.50            1,012,240          1,051,169
Federal Natl Mtge Assn #514704
     01-01-29                     6.00              950,775            956,863
Federal Natl Mtge Assn #545008
     06-01-31                     7.00            1,788,849          1,850,741
Federal Natl Mtge Assn #545339
     11-01-31                     6.50              318,625            326,340
Federal Natl Mtge Assn #545818
     07-01-17                     6.00            3,534,588          3,580,410
Federal Natl Mtge Assn #545864
     08-01-17                     5.50            1,878,063          1,877,664
Federal Natl Mtge Assn #555063
     11-01-17                     5.50            1,372,558          1,371,652
Federal Natl Mtge Assn #555458
     05-01-33                     5.50            1,909,336          1,880,104
Federal Natl Mtge Assn #555734
     07-01-23                     5.00              841,617            816,924
Federal Natl Mtge Assn #555740
     08-01-18                     4.50            4,419,695          4,264,486
Federal Natl Mtge Assn #581418
     06-01-31                     7.00            1,103,472          1,139,249
Federal Natl Mtge Assn #583088
     06-01-29                     6.00            3,431,205          3,461,191
Federal Natl Mtge Assn #592270
     01-01-32                     6.50              813,983            833,776
Federal Natl Mtge Assn #596505
     08-01-16                     6.50              240,366            245,354
Federal Natl Mtge Assn #601416
     11-01-31                     6.50              434,870            445,274
Federal Natl Mtge Assn #624979
     01-01-32                     6.00              980,292            987,587
Federal Natl Mtge Assn #626670
     03-01-32                     7.00              734,755            763,194
Federal Natl Mtge Assn #627426
     03-01-17                     6.50              623,239            636,181
Federal Natl Mtge Assn #630992
     09-01-31                     7.00            2,130,157          2,218,177
Federal Natl Mtge Assn #630993
     09-01-31                     7.50            2,063,650          2,142,651
Federal Natl Mtge Assn #631388
     05-01-32                     6.50            2,195,450          2,246,514
Federal Natl Mtge Assn #632412
     12-01-17                     5.50            1,498,576          1,497,598
Federal Natl Mtge Assn #632856
     03-01-17                     6.00              667,538            676,278

BONDS (CONTINUED)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #633674
     06-01-32                     6.50%          $1,001,021         $1,028,999
Federal Natl Mtge Assn #635231
     04-01-32                     7.00              407,272            420,279
Federal Natl Mtge Assn #635908
     04-01-32                     6.50            1,685,290          1,725,167
Federal Natl Mtge Assn #636812
     04-01-32                     7.00              156,762            162,055
Federal Natl Mtge Assn #640200
     10-01-31                     9.50              104,546            115,207
Federal Natl Mtge Assn #640207
     03-01-17                     7.00               43,558             44,494
Federal Natl Mtge Assn #640208
     04-01-17                     7.50               81,207             83,631
Federal Natl Mtge Assn #644805
     05-01-32                     7.00            1,227,092          1,264,044
Federal Natl Mtge Assn #645053
     05-01-32                     7.00              800,584            823,458
Federal Natl Mtge Assn #646189
     05-01-32                     6.50              439,449            447,512
Federal Natl Mtge Assn #654071
     09-01-22                     6.50              705,566            721,385
Federal Natl Mtge Assn #654685
     11-01-22                     6.00              604,172            610,531
Federal Natl Mtge Assn #655635
     08-01-32                     6.50            1,054,807          1,079,509
Federal Natl Mtge Assn #656514
     09-01-17                     6.50            1,413,723          1,443,077
Federal Natl Mtge Assn #660186
     11-01-32                     6.00            2,783,332          2,803,522
Federal Natl Mtge Assn #663651
     10-01-17                     5.50              675,202            674,586
Federal Natl Mtge Assn #663667
     11-01-17                     5.50              578,906            578,379
Federal Natl Mtge Assn #665752
     09-01-32                     6.50            1,450,368          1,476,977
Federal Natl Mtge Assn #667302
     01-01-33                     7.00              815,616            842,916
Federal Natl Mtge Assn #667604
     10-01-32                     5.50              616,646            607,348
Federal Natl Mtge Assn #670382
     09-01-32                     6.00            1,432,147          1,438,226
Federal Natl Mtge Assn #676683
     12-01-32                     6.00            1,403,259          1,409,215
Federal Natl Mtge Assn #677089
     01-01-33                     5.50              758,461            747,024
Federal Natl Mtge Assn #677294
     01-01-33                     6.00            1,911,658          1,919,772
Federal Natl Mtge Assn #681080
     02-01-18                     5.00            1,119,736          1,099,561
Federal Natl Mtge Assn #682229
     03-01-33                     5.50            2,650,934          2,610,960
Federal Natl Mtge Assn #684585
     02-01-33                     5.50            1,852,945          1,826,272
Federal Natl Mtge Assn #684843
     02-01-18                     5.50            2,166,853          2,164,992
Federal Natl Mtge Assn #684853
     03-01-33                     6.50              315,536            321,752
Federal Natl Mtge Assn #688002
     03-01-33                     5.50            1,875,658          1,849,881


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

BONDS (CONTINUED)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #689026
     05-01-33                     5.50%            $450,884           $444,176
Federal Natl Mtge Assn #689093
     07-01-28                     5.50            1,194,435          1,178,721
Federal Natl Mtge Assn #694628
     04-01-33                     5.50            2,446,589          2,413,142
Federal Natl Mtge Assn #694795
     04-01-33                     5.50            3,072,948          3,030,590
Federal Natl Mtge Assn #695220
     04-01-33                     5.50            1,715,434          1,688,916
Federal Natl Mtge Assn #695460
     04-01-18                     5.50            2,804,737          2,801,961
Federal Natl Mtge Assn #697145
     03-01-23                     5.50            1,393,008          1,372,105
Federal Natl Mtge Assn #699424
     04-01-33                     5.50            1,958,344          1,931,484
Federal Natl Mtge Assn #701101
     04-01-33                     6.00            2,501,101          2,510,045
Federal Natl Mtge Assn #704610
     06-01-33                     5.50            2,605,688          2,565,408
Federal Natl Mtge Assn #705655
     05-01-33                     5.00              865,952            832,813
Federal Natl Mtge Assn #708503
     05-01-33                     6.00              377,466            379,235
Federal Natl Mtge Assn #708504
     05-01-33                     6.00              767,774            773,004
Federal Natl Mtge Assn #710780
     05-01-33                     6.00              323,910            325,069
Federal Natl Mtge Assn #711206
     05-01-33                     5.50            1,543,941          1,520,074
Federal Natl Mtge Assn #711239
     07-01-33                     5.50              661,676            651,447
Federal Natl Mtge Assn #711501
     05-01-33                     5.50            1,003,586            990,064
Federal Natl Mtge Assn #720006
     07-01-33                     5.50            2,483,297(h)       2,444,908
Federal Natl Mtge Assn #720378
     06-01-18                     4.50            1,923,783          1,853,180
Federal Natl Mtge Assn #723771
     08-01-28                     5.50            1,092,863          1,078,485
Federal Natl Mtge Assn #725232
     03-01-34                     5.00            1,978,613          1,902,893
Federal Natl Mtge Assn #725425
     04-01-34                     5.50            3,314,646          3,263,807
Federal Natl Mtge Assn #725684
     05-01-18                     6.00            1,024,896          1,038,427
Federal Natl Mtge Assn #725719
     07-01-33                     4.84              621,260(c)         602,884
Federal Natl Mtge Assn #725773
     09-01-34                     5.50            2,465,911          2,425,331
Federal Natl Mtge Assn #726940
     08-01-23                     5.50            1,663,414          1,639,932
Federal Natl Mtge Assn #730153
     08-01-33                     5.50              969,326            954,341
Federal Natl Mtge Assn #733367
     08-01-23                     5.50            1,337,231          1,318,256
Federal Natl Mtge Assn #735057
     01-01-19                     4.50            6,971,505          6,715,649
Federal Natl Mtge Assn #743524
     11-01-33                     5.00            2,244,460          2,158,566

BONDS (CONTINUED)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #743579
     11-01-33                     5.50%          $1,912,027         $1,882,469
Federal Natl Mtge Assn #747339
     10-01-23                     5.50            1,501,308          1,479,456
Federal Natl Mtge Assn #747536
     11-01-33                     5.00            2,134,527          2,052,840
Federal Natl Mtge Assn #750932
     10-01-18                     4.50            1,001,261            964,515
Federal Natl Mtge Assn #753507
     12-01-18                     5.00            1,356,068          1,331,680
Federal Natl Mtge Assn #753940
     12-01-18                     5.00            1,286,323          1,263,147
Federal Natl Mtge Assn #759342
     01-01-34                     6.50              528,300            539,623
Federal Natl Mtge Assn #761141
     12-01-18                     5.00            1,794,236          1,761,908
Federal Natl Mtge Assn #765760
     02-01-19                     5.00            1,213,870          1,191,999
Federal Natl Mtge Assn #766641
     03-01-34                     5.00            3,484,992          3,347,087
Federal Natl Mtge Assn #776962
     04-01-29                     5.00            1,528,075          1,467,926
Federal Natl Mtge Assn #845070
     12-01-35                     5.10              616,511(c)         612,160
Federal Natl Mtge Assn #878661
     02-01-36                     5.50            2,439,065          2,384,795
Federal Natl Mtge Assn #881629
     02-01-36                     5.50            1,564,964          1,530,143
Federal Natl Mtge Assn #886020
     07-01-36                     6.50            1,297,876          1,317,696
Federal Natl Mtge Assn #886291
     07-01-36                     7.00              999,129          1,025,804
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-119 Cl GI
     12-25-33                     6.56              565,012(g)         141,959
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
     12-25-12                    20.00              503,325(g)          15,601
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
     12-25-31                    10.63              593,477(g)         110,422
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
     12-25-22                     9.25              265,921(g)          40,118
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-70 Cl YJ
     08-25-35                    11.98            3,942,670(g)         604,559

BONDS (CONTINUED)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
     01-25-36                     8.73%          $1,773,960(g)        $448,244
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
     12-25-26                     8.00              382,788            406,632
Govt Natl Mtge Assn #518371
     02-15-30                     7.00              122,988            126,931
Govt Natl Mtge Assn #528344
     03-15-30                     7.00              382,981            395,259
Govt Natl Mtge Assn #556293
     12-15-31                     6.50              476,945            488,203
Govt Natl Mtge Assn #583182
     02-15-32                     6.50              680,923            696,690
Govt Natl Mtge Assn #595256
     12-15-32                     6.00              433,818            438,523
Govt Natl Mtge Assn #619613
     09-15-33                     5.00            1,791,895          1,737,199
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 2A1B
     10-19-46                     5.70            1,900,000(b)       1,900,000
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
     04-25-35                     4.50           12,808,780(g)         130,089
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
     06-25-46                     6.65              275,695(d)         275,695
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19                     5.00              523,700            508,972
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
     08-25-19                     5.00              456,189            441,596
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
     09-25-19                     5.00              623,179            603,642
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2005-3 Cl 1A2
     04-25-35                     5.50            1,537,000          1,485,388
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QO6 Cl A2
     06-25-46                     5.55            1,793,537(i)       1,794,071
Sequoia Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl A2
     02-25-36                     6.17              860,520            870,176


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

BONDS (CONTINUED)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-15 Cl 4A1
     07-25-35                     5.52%          $1,282,491(c)      $1,266,059
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
     10-25-33                     5.50            1,312,184          1,278,195
TBW Mtge Backed Pass Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-2 Cl 6A1
     07-25-36                     7.00              908,471            932,623
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
     07-25-19                     4.50              745,870            707,160
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
     12-25-35                     5.30              469,943(c)         465,189

BONDS (CONTINUED)

ISSUER                           COUPON            PRINCIPAL        VALUE(a)
                                  RATE              AMOUNT

MORTGAGE-BACKED (CONT.)
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45                     5.51%            $395,117(c)        $395,291
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35                     5.00            2,414,357          2,277,584
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35                     5.50              879,807            857,812
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
     03-25-36                     5.11            1,017,555(b,c)     1,003,761
                                                                 -------------
Total                                                              255,882,841
-------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $263,695,282)                                              $259,881,498
-------------------------------------------------------------------------------

SHORT-TERM SECURITIES (7.2%)

ISSUER                          EFFECTIVE           AMOUNT          VALUE(a)
                                  YIELD           PAYABLE AT
                                                   MATURITY

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
     09-01-06                     4.98%         $12,400,000        $12,398,285
     09-13-06                     5.13            5,000,000          4,990,746
-------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $17,391,459)                                                $17,389,031
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $281,086,741)(k)                                           $277,270,529
===============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $38,825,210.

(c) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $1,720,614 or 0.7% of net assets.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 0.1% of net assets.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2006.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

     TYPE OF SECURITY                                          NOTIONAL AMOUNT
     -------------------------------------------------------------------------
     PURCHASE CONTRACTS
     U.S. Long Bond, Dec. 2006, 20-year                             $6,600,000
     U.S. Treasury Note, Dec. 2006, 5-year                           6,000,000
     SALE CONTRACTS
     U.S. Treasury Note, Dec. 2006, 2-year                           8,000,000
     U.S. Treasury Note, Dec. 2006, 10-year                          6,500,000

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(j) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $281,087,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $   597,000
     Unrealized depreciation                                        (4,413,000)
     -------------------------------------------------------------------------
     Net unrealized depreciation                                   $(3,816,000)
     -------------------------------------------------------------------------

--------------------------------------------------------------------------------
4   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
5   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

                                                             S-6245-80 F (10/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE GOVERNMENT INCOME SERIES, INC.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 27, 2006